(1) Basis of Presentation	9 Months Ended
Jun. 30, 2013
Notes
(1) Basis of Presentation

(1)                 BASIS OF PRESENTATION

The unaudited interim condensed consolidated financial information of SecureAlert, Inc. and subsidiaries (collectively, the “Company” or “SecureAlert”) has been prepared in accordance with the Instructions to Form 10-Q and Article 8 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”).  Certain information and disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to such rules and regulations.  In the opinion of management, the accompanying interim consolidated financial information contains all adjustments, consisting only of normal recurring adjustments necessary to present fairly the Company’s financial position as of June 30, 2013, and results of its operations for the three and nine months ended June 30, 2013 and 2012.  These financial statements should be read in conjunction with the annual consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2012.  The results of operations for the three and nine months ended June 30, 2013 may not be indicative of the results for the fiscal year ending September 30, 2013.  On February 28, 2013, the shareholders of the Company approved a reduction in the authorized share capital of the Company to 15,000,000 shares of common stock, and a reverse split reducing the outstanding shares of the Company.  Share and per share information for the period covered by this report and for prior periods has been retroactively adjusted in this report to reflect the effects of a 200 for 1 reverse stock split of the Company’s common stock effective as of March 25, 2013.